Share-Based Payments - Schedule of Total Expenses Arising from Share-Based Payment Transactions (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense		$ 304,243	$ 3,299	$ 226,954
Options issued under OIP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense		64,755	3,299	104,753
Performance rights issued under OIP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense	[1]	$ 239,488		$ 122,201

[1]	Performance rights which can be settled in shares, were granted to key management personnel and employees during the year. The expense for the year ended 30 June 2025 was $239,488. The performance rights are based on non-market weighted key performance indicators (KPIs) and have been expensed over the service period, based on an estimate of KPIs that are expected to be achieved. The performance rights are expected to vest between one and five years.